                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ] Amendment Number :
                                               ----------
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Third Coast Capital Management, L.P.
Address:   5914 W. Courtyard Drive, Ste. 190
           Austin, TX 78730

Form 13F File Number:
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David D. May                     Contact Person: Stephanie Harper
Title:   Managing Member, Third Coast
         Capital GP, LLC
         (the general partner of Third
         Coast Capital Management, L.P.)
Phone:   512-306-0409

Signature, Place and Date of Signing:


/s/ David D. May                        Austin, Texas   May 15, 2007
-------------------------------------   -------------   ------------
(Signature)                             (City, State)   (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               48

Form 13F Information Table Value Total:          $91,362
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F Information Table

COLUMN 1                              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                                      TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                         CLASS        CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3-D SYSTEMS CORP-DEL                   COM NEW    88554D205   1,753     80,000 SH          Sole                80,000
AMERICAN STD COS INC DEL                 COM      029712106     795     15,000 SH          Sole                15,000
AMERICAN TOWER CORP                     CL A      029912201   1,558     40,000 SH          Sole                40,000
ANSWERTHINK INC                          COM      036916104   3,280  1,003,000 SH          Sole             1,003,000
BALLY TECHNOLOGIES INC                   COM      05874B107     472     20,000 SH          Sole                20,000
CNET NETWORKS INC                        COM      12613R104     958    110,000 SH          Sole               110,000
CABLEVISION SYS CORP               CL A NY CABLVS 12686C109     257      8,444 SH          Sole                 8,444
CELADON GROUP INC                        COM      150838100     835     50,000 SH          Sole                50,000
CENVEO INC                               COM      15670S105   4,010    165,000 SH          Sole               165,000
CHARTER COMMUNICATIONS INC D            CL A      16117M107   1,088    390,000 SH          Sole               390,000
CHORDIANT SOFTWARE INC                 COM NEW    170404305     466     44,999 SH          Sole                44,999
COACH INC                                COM      189754104   1,251     25,000 SH          Sole                25,000
COMCAST CORP NEW                        CL A      20030N101   2,336     90,000 SH          Sole                90,000
COMPUTER SCIENCES CORP                   COM      205363104   2,085     40,000 SH          Sole                40,000
CORILLIAN CORP                           COM      218725109   1,953    391,325 SH          Sole               391,325
DANKA BUSINESS SYSTEMS PLC          SPONSORED ADR 236277109     356    330,000 SH          Sole               330,000
DIAMOND OFFSHORE DRILLING INC            COM      25271C102   2,024     25,000 SH          Sole                25,000
EGL INC                                  COM      268484102   1,982     50,000 SH          Sole                50,000
FEDERATED DEPARTMENT STORES INC DE       COM      31410H101   2,478     55,000 SH          Sole                55,000
FIRST DATA CORP                          COM      319963104   4,439    165,000 SH          Sole               165,000
FRONTIER OIL CORP                        COM      35914P105   1,632     50,000 SH          Sole                50,000
GAIAM INC                               CL A      36268Q103     787     50,000 SH          Sole                50,000
GENESCO INC                              COM      371532102     831     20,000 SH          Sole                20,000
HALOZYME THERAPEUTICS INC                COM      40637H109   1,209    150,000 SH          Sole               150,000
HANOVER COMPRESSOR CO                    COM      410768105     779     35,000 SH          Sole                35,000
HYPERCOM CORP                            COM      44913M105     596    100,000 SH          Sole               100,000
IDEARC INC                               COM      451663108   1,755     50,000 SH          Sole                50,000
INDUSTRIAL DISTR GROUP INC               COM      456061100   1,574    126,000 SH          Sole               126,000
KONA GRILL INC                           COM      50047H201     616     40,000 SH          Sole                40,000
LEVEL 3 COMMUNICATIONS INC               COM      52729N100   1,068    175,000 SH          Sole               175,000
LUMINEX CORP DEL                         COM      55027E102   2,744    200,000 SH          Sole               200,000
METRETEK TECHNOLOGIES INC                COM      59159Q107   8,151    611,000 SH          Sole               611,000
MSC INDL DIRECT INC                     CL A      553530106   2,101     45,000 SH          Sole                45,000
OSI SYSTEMS INC                          COM      671044105   3,041    115,000 SH          Sole               115,000
PERFICIENT INC                           COM      71375U101   1,978    100,000 SH          Sole               100,000
SAKS INC                                 COM      79377W108   2,918    140,000 SH          Sole               140,000
SAPIENT CORP                             COM      803062108   2,744    400,000 SH          Sole               400,000
SPECTRA ENERGY CORP                      COM      847560109   1,182     45,000 SH          Sole                45,000
SYMANTEC CORP                            COM      871503108     865     50,000 SH          Sole                50,000
TELETECH HOLDINGS INC                    COM      879939106   2,293     62,500 SH          Sole                62,500
THIRD WAVE TECHNOLOGIES INC              COM      88428W108     510    100,000 SH          Sole               100,000
TIBCO SOFTWARE INC                       COM      88632Q103   2,025    237,700 SH          Sole               237,700
TIFFANY & CO NEW                         COM      886547108   2,274     50,000 SH          Sole                50,000
TRANSOCEAN INC                           ORD      G90078109   2,288     28,000 SH          Sole                28,000
TRUMP ENTMT RESORTS INC                  COM      89816T103     452     25,000 SH          Sole                25,000
URBAN OUTFITTERS INC                     COM      917047102   2,916    110,000 SH          Sole               110,000

VALUEVISION MEDIA INC                   CL A      92047K107   3,399    275,000 SH          Sole               275,000
WET SEAL INC                            CL A      961840105   4,258    650,000 SH          Sole               650,000